OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2025
OPERATING SEGMENTS
Schedule of operating segments

	Year ended December 31, 2025
	Gross	Intercompany		Adjusted
	Revenue	Revenue	Revenue	EBITDA
Canada	$2,410.1	$(247.5)	$2,162.6	$689.6
USA	5,078.7	(625.4)	4,453.3	1,557.4
Solid Waste	7,488.8	(872.9)	6,615.9	2,247.0
Corporate	—	—	—	(262.0)
	$7,488.8	$(872.9)	$6,615.9	$1,985.0

	Year ended December 31, 2024(1)
	Gross	Intercompany		Adjusted
	Revenue	Revenue	Revenue	EBITDA
Canada	$2,215.7	$(275.3)	$1,940.4	$578.6
USA	4,767.7	(569.3)	4,198.4	1,441.7
Solid Waste	6,983.4	(844.6)	6,138.8	2,020.3
Corporate	—	—	—	(260.7)
	$6,983.4	$(844.6)	$6,138.8	$1,759.6
(1)	Comparative figures have been re-presented, refer to Note 2 and 23.

	Year ended December 31,
	2025	2024(1)
Net income (loss) from continuing operations	$241.1	$(897.5)
Add:
Depreciation of property and equipment	1,053.9	996.9
Amortization of intangible assets	262.2	286.7
Interest and other finance costs	595.2	665.8
Income tax recovery	(14.2)	(226.4)
(Gain) loss on foreign exchange	(256.9)	291.2
Gain on sale of property and equipment	(91.1)	(2.7)
Change in value on Call Option	60.0	—
Share of net loss of investments accounted for using the equity method(2)	56.5	16.9
Share-based payments	150.2	97.5
Loss on divestitures	8.6	481.8
Transaction costs	56.1	46.1
Acquisition, rebranding and other integration costs	13.4	6.2
Founder/CEO remuneration(3)	31.8	26.8
Other(4)	(181.8)	(29.7)
Adjusted EBITDA	$1,985.0	$1,759.6
(1)	Comparative figures have been re-presented, refer to Note 2 and 23.
(2)	Excludes share of Adjusted EBITDA of investments accounted for using the equity method for RNG projects.
(3)	Consists of cash payment to the Founder and CEO, which payment had been previously satisfied through the issuance of restricted share units.
(4)	The year ended December 31, 2025 includes $186.7 million gain on dilution of equity investment in GIP and $6.5 million gain on dilution of equity investment in GES. Refer to Note 3.

The carrying amount of goodwill and indefinite life intangible assets allocated to the operating segments is as follows:

	December 31, 2025	December 31, 2024(1)
Canada	$1,942.0	$2,097.9
USA	5,479.3	5,738.5
Solid Waste	7,421.3	7,836.4
Environmental Services	—	1,110.1
	$7,421.3	$8,946.5
(1)	Comparative figures have not been re-presented, refer to Note 2 and 23.

Schedule of geographical information

	Revenue		Non-current assets
	Year ended	Year ended
	December 31, 2025	December 31, 2024(1)	December 31, 2025	December 31, 2024(2)
Canada	$2,162.6	$1,940.4	$5,106.6	$6,505.4
USA	4,453.3	4,198.4	13,024.4	13,006.4
	$6,615.9	$6,138.8	$18,131.0	$19,511.8

(1)Comparative figures have been re-presented, refer to Note 2 and 23.

(2) Comparative figures have not been re-presented, refer to Note 2 and 23.